Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)
Current liabilities
Total liabilities	$ 33,113	¥ 241,700
DEFICIT
Accumulated deficit	(33,113)	(241,700)
Total shareholders deficit	(33,113)	(241,700)
Related Party [Member]
Current liabilities
Amounts due to a related party	33,113	241,700
Distoken Acquisition Corporation [Member]
Current assets
Cash	15,073	15,073	$ 96,486		¥ 96,486
Other receivable						28
Due from Sponsor			60,000		60,000
Prepaid expenses	31,250		63,366			2,000
Total current assets	46,323		219,852			2,028
Deferred offering costs						678,788
Investments held in Trust Account	7,456,639		41,440,980
Total assets	7,502,962		41,660,832			680,816
Current liabilities
Accounts payable and accrued expenses	1,112,876		205,074			305
Accrued offering costs			70,000			297,049
Tax payable	447,288		434,911
Chinese VAT and surcharges payable	326,939		195,456
Advances from Sponsor	923	923	923		923	217,462
Promissory note – Sponsor	764,274					150,000
Extension Notes – Sponsor	420,000		60,000
Total liabilities	3,072,300		966,364			664,816
Commitments and Contingencies
Mezzanine equity:
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	7,406,639	7,406,639	40,760,613		40,760,613
DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary share, value	255		255	[1],[2],[3]		200	[1],[2],[3]
Additional paid-in capital						27,028
Accumulated deficit	(2,976,232)		(66,400)			(11,228)
Total shareholders deficit	(2,975,977)		(66,145)			16,000
Total liabilities, mezzanine equity and shareholders' deficit	7,502,962		41,660,832			680,816
Distoken Acquisition Corporation [Member] | State Administration of Taxation, China [Member]
Current liabilities
Tax payable			630,367		630,367
Youlife International Holdings Inc [Member]
Current assets
Cash and cash equivalents	17,335,000	126,531,000	26,117,000		185,425,000			307,981,000
Short-term investments								84,230,000
Accounts receivables, net	39,438,000	287,860,000	36,145,000		256,627,000			113,464,000
Inventories, net	507,000	3,704,000	459,000		3,260,000			8,301,000
Current assets of discontinued operations			7,662,000		54,401,000			141,531,000
Prepayments and other receivables, net	34,044,000	248,494,000	26,615,000		188,961,000			43,995,000
Total current assets	91,324,000	666,589,000	97,136,000		689,652,000			710,022,000
Property and equipment	20,180,000	147,303,000	22,641,000		160,747,000			9,940,000
Right-of-use assets	5,912,000	43,156,000	7,459,000		52,957,000			61,814,000
Intangible assets	1,368,000	9,986,000	1,691,000		12,009,000			5,035,000
Financial assets at fair value through profit or loss			14,877,000		105,629,000			69,129,000
Deferred tax assets	3,856,000	28,147,000	4,996,000		35,469,000
Other non-current assets	1,806,000	13,182,000	1,936,000		13,746,000			72,858,000
Non-current assets of discontinued operations			6,724,000		47,740,000			55,828,000
Total non current assets	33,122,000	241,774,000	60,324,000		428,297,000			274,604,000
Total assets	124,446,000	908,363,000	157,460,000		1,117,949,000			984,626,000
Current liabilities
Tax payable	299,000	2,182,000	54,000		385,000			15,462,000
Contract liabilities	2,739,000	19,991,000	5,533,000		39,281,000			2,698,000
Trade and bills payables	9,684,000	70,690,000	14,142,000		100,410,000			35,682,000
Other payables and accruals	19,439,000	141,888,000	22,585,000		160,353,000			69,432,000
Short-term borrowings	6,287,000	45,893,000	3,701,000		26,274,000
Lease liabilities	1,288,000	9,401,000	959,000		6,808,000			7,534,000
Current liabilities of discontinued operations			10,223,000		72,584,000			185,732,000
Total current liabilities	39,736,000	290,045,000	57,197,000		406,095,000			316,540,000
Lease liabilities - non current	3,823,000	27,902,000	5,591,000		39,697,000			42,580,000
Long-term borrowings	202,000	1,474,000
Non-current liabilities of discontinued operations			337,000		2,390,000			3,887,000
Total non current liabilities	4,025,000	29,376,000	5,928,000		42,087,000			46,467,000
Total liabilities	43,761,000	319,421,000	63,125,000		448,182,000			363,007,000
Commitments and Contingencies
DEFICIT
Ordinary share, value	20,000	149,000	21,000		149,000			149,000
Treasury shares	(4,000)	(31,000)	(4,000)		(31,000)			(31,000)
Additional paid-in capital	24,091,000	175,847,000	25,007,000		177,547,000			226,278,000
Statutory surplus reserve	1,283,000	9,367,000	1,298,000		9,217,000			8,253,000
Accumulated losses	(85,185,000)	(621,794,000)	(77,439,000)		(549,812,000)			(647,669,000)
Total shareholders deficit	(59,795,000)	(436,462,000)	(51,117,000)		(362,930,000)			(413,020,000)
Non-controlling interests	2,652,000	19,356,000	3,753,000		26,649,000			28,591,000
Total shareholders' deficit	(57,143,000)	(417,106,000)	(47,364,000)		(336,281,000)			(384,429,000)
Total liabilities, mezzanine equity and shareholders' deficit	124,446,000	908,363,000	157,460,000		1,117,949,000			984,626,000
Youlife International Holdings Inc [Member] | Series C and Series C+ Convertible Redeemable Preferred Shares (Member)
Mezzanine equity:
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)	137,828,000	1,006,048,000	141,699,000		1,006,048,000			1,006,048,000
Youlife International Holdings Inc [Member] | Related Party [Member]
Current assets
Amounts due from a related party			$ 138,000		¥ 978,000			¥ 10,520,000

[1]	At December 31, 2022, includes an aggregate of up to 258,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriter (see Note 5).
[2]	On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented (See Note 7).
[3]	On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividend (See Note 5).